Expense Example, No Redemption - FidelityGlobalCommodityStockFund-AMCIZPRO - FidelityGlobalCommodityStockFund-AMCIZPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Global Commodity Stock Fund - Class A
Expense Example, No Redemption:
1 Year	$ 689
3 Years	931
5 Years	1,192
10 Years	1,935
Fidelity Advisor Global Commodity Stock Fund - Class C
Expense Example, No Redemption:
1 Year	197
3 Years	609
5 Years	1,047
10 Years	2,070
Fidelity Advisor Global Commodity Stock Fund - Class M
Expense Example, No Redemption:
1 Year	492
3 Years	794
5 Years	1,118
10 Years	2,034
Fidelity Advisor Global Commodity Stock Fund - Class I
Expense Example, No Redemption:
1 Year	94
3 Years	293
5 Years	509
10 Years	1,131
Fidelity Advisor Global Commodity Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	81
3 Years	252
5 Years	439
10 Years	$ 978